Label	Element	Value
American Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Mutual Fund® Prospectus Supplement January 29, 2021 (for prospectus dated January 1, 2021, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	American Mutual Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table under the heading “Average annual total returns – Share class A” in the “Investment results” section of the prospectus is amended to read as follows:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Keep this supplement with your prospectus.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
American Mutual Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1950
American Mutual Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.70%
American Mutual Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.73%